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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/10

Check here if Amendment []; Amendment Number:

This Amendment (Check only one):	[__] is a restatement
					[__] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		EMS Capital LP
Address:	499 Park Avenue, 11th Floor
		New York, NY 10022

Form 13F File Number 28-13151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Kevin J. Barrett
Title:	Chief Financial Officer
Phone:	212-891-2713

Signature, Place and Date of Signing:

Kevin J. Barrett	New York, NY	November 12, 2010
----------------	------------	----------------
  [Signature]		[City, State]	    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	34

Form 13F Information Table Value Total: $397,709
					(thousands)

List of other Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

	NONE



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
                     											 Voting Authority
													 ----------------

			Title of               Market Value    Share/Prn   Share/    Put /  Investment
Name of Issuer        	  Class     Cusip      (x$1000)(USD)    Amount      Prn      Call   Discretion  Sole     Shared  None
--------------		--------    -----      -------------   ----------  -------   -----  ----------	----     ------  -----
ABERCROMBIE & FITCH CO	  OPTION    002896207	     115	    400	   OPTION    CALL   SOLE
   CL A C @37.0 OCT 10
AMAZON.COM		  COM	    023135106	   6,879	 43,800	   SH		    SOLE	  43,800
AMERICAN APPAREL INC (ASE)COM       023850100      1,625      1,321,000    SH               SOLE       1,321,000
ANN TAYLOR STORES CORP	  COM	    036115103	   1,214	 60,000	   SH		    SOLE	  60,000
APPLE INC		  COM	    037833100	  39,385	138,800	   SH		    SOLE	 138,800
APPLE INC C @300.0 OCT 10 OPTION    037833100	      16	    100	   OPTION	    SOLE	     100
ARTIO GLOBAL INVESTORS	  COM	    043158107	   4,302	281,150	   SH	    	    SOLE	 281,150
   INC (NYS)
BANK OF AMERICA CORP	  COM	    060505104	   1,442	110,000	   SH		    SOLE	 110,000
BANK OF AMERICA CORP	  OPTION    060505104	       2	    250	   OPTION	    SOLE	     250
   C @14.0 OCT 10
BANK OF NEW YORK MELLON	  COM       064058100	   9,723	372,100	   SH		    SOLE	 372,100
   CORP
BLACKSTONE GROUP LP/THE   COM 	    09253U108	  14,295      1,126,500	   SH	  	    SOLE       1,126,500
BURGER KING HOLDINGS INC  COM	    121208201	   4,991	209,000	   SH		    SOLE	 209,000
   (NYS)
CBS CORP-CLB		  COM	    124857202	   2,769	174,600	   SH		    SOLE	 174,600
COMVERSE TECHNOLOGY INC	  COM	    205862402	  11,823      1,756,750	   SH		    SOLE       1,756,750
E*TRADE FINANCIAL CORP	  COM	    269246104	   5,162        355,000    SH		    SOLE         355,000
   (NMS)
ENTRAVISION 		  COM	    29382R107	     440	221,279	   SH		    SOLE	 221,279
   COMMUNICATIONS CL A
EQUINIX INC (NMS)	  COM	    29444U502	  83,502	815,850	   SH		    SOLE	 815,850
EXPEDIA INC (NMS)	  COM	    30212P105	  12,501        443,138	   SH		    SOLE         443,138
FORD MOTOR CO-CW13	  COM	    345370134	   8,426	688,400	   SH		    SOLE	 688,400
GENZYME CORP	 	  COM	    372917104	   4,021	 56,800	   SH		    SOLE	  56,800
GLOBE SPECIALTY METALS    COM	    37954N206	   9,126	650,000	   SH		    SOLE	 650,000
   INC - DEL
GOOGLE INC CL-A		  CL A	    38259P508	  25,895	 49,250	   SH		    SOLE	  49,250
IMAX COEP (NMS)		  COM	    45245E109	   1,829	108,500	   SH		    SOLE	 108,500
LIVE NATION ENTERTAINMENT COM	    538034109	   7,794	788,900	   SH		    SOLE	 788,900
   INC
MADISON SQUARE GAR INC    CL A	    55826P100	   1,054 	 50,000	   SH		    SOLE	  50,000
	A-W/I
MASTERCARD INC CLASS A	  CL A	    57636Q104	  27,059	120,800	   SH    	    SOLE	 120,800
METROPCS COMMUNICATIONS   COM	    591708102	  23,323      2,229,748    SH		    SOLE       2,229,748
	INC
NETEZZA CORP		  COM	    64111N101	   2,587	 96,000	   SH		    SOLE	  96,000
ROYAL CARIBBEAN CRUISES   COM	    V7780T103	  26,671        845,900	   SH		    SOLE         845,900
   LTD (NYS)
TRAVELZOO INC		  COM	    89421Q106	   4,469	173,500	   SH		    SOLE	 173,500
VAIL RESORTS INC	  COM	    91879Q109	     938	 25,000	   SH		    SOLE	  25,000
VIACOM INC-CLASSB         CL B	    92553P201	  27,143	750,000	   SH		    SOLE	 750,000
VISA INC-CLASS A SHARES	  CL A      92826C839     10,177        137,050    SH               SOLE         137,050
WEYERHAUSER CO (NYS)	  COM	    962166104	  17,010      1,079,300	   SH		    SOLE       1,079,300
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